CAPITAL STOCK	12 Months Ended
Dec. 31, 2018
CAPITAL STOCK [Text Block]
8.	CAPITAL STOCK

                         Issuances of shares

The Company did not issue shares during the year ended December 31, 2018.

During the year ended December 31, 2017, the Company issued 162,000 shares at CAD$0.15 per share for proceeds of CAD$24,300 ($18,560) on exercise of stock options.

During the year ended December 31, 2016, the Company issued 2,500,000 units at CAD$0.40 per unit for proceeds of $693,728 net of costs. Each unit was comprised of one common share and one half of one common share purchase warrant. Each full purchase warrant was convertible into one common share of the Company at a price of CAD$0.65 for a period of 15 months from closing. In August 2018, the maturity term on these warrants was extended to February 25, 2020 and the exercise price was maintained at CAD$0.50. The Company reported an expense of $11,147 related to the extension of the warrants, using the Black-Scholes valuation method. The Company also issued 147,000 finders warrants with this financing. Each finders warrant was convertible into one common share of the Company at a price of CAD$0.65 for a period of 15 months from closing. The finder warrants expired unexercised.

During the year ended December 31, 2016, the Company issued 408,000 shares at CAD$0.15 per share for proceeds of $48,756 on exercise of stock options.

                         Cancellation of shares

During the year ended December 31, 2018, a total of 1,536,500 common shares were re-purchased for $290,985 and cancelled.

During the year ended December 31, 2017, a total of 554,000 common shares were re-purchased for $100,239 and cancelled.

During the year ended December 31, 2016, a total of 396,000 common shares were re-purchased for $69,774 and cancelled.

                         Stock options

At June 30, 2011, the Company adopted a new 10% rolling stock option plan (the “2011 Plan”) and cancelled the 2005 equity compensation plan. Pursuant to the 2011 Plan, the Company is entitled to grant options and reserve for issuance up to 10% of the shares issued and outstanding at the time of grant. The terms and conditions of any options granted, including the number and type of options, the exercise period, the exercise price and vesting provisions, are determined by the Compensation Committee which makes recommendations to the board of directors for their approval. The maximum term of options granted cannot exceed 10 years.

The TSX’s rules relating to security-based compensation arrangements require that every three years after the institution of a security-based compensation arrangement which does not have a fixed maximum aggregate of securities issuable, all unallocated options must be approved by a majority of the Company’s directors and by the Company’s shareholders. The Board approved all unallocated options under the Option Plan on March 28, 2017 which was approved by the Company’s shareholders at the annual and special meeting held on May 17, 2017.

At December 31, 2018, the following stock options were outstanding:

Number of	Exercise	Expiry Date
Options	Price

54,000	CAD$0.50	June 1, 2020
63,000	CDN$0.15	June 1, 2020
48,000	CDN$0.225	June 1, 2020
90,000	CDN$0.50	July 1, 2020
150,000	CDN$0.30	November 1, 2020
30,000	CDN$0.50	March 1, 2021
100,000	CDN$0.225	March 1, 2021
108,000	CDN$0.15	June 10, 2021
125,000	CDN$0.65	July 25, 2021
125,000	CDN$0.27	July 1, 2022
382,000	CDN$0.15	December 31, 2022
690,000	CDN$0.30	July 1, 2023
250,000	CDN$0.20	October 8, 2025
400,000	CDN$0.40	May 5, 2026

Stock option transactions and the number of stock options outstanding are summarized as follows:

	December 31, 2018		December 31, 2017		December 31, 2016
		Weighted		Weighted		Weighted
	Number of	Average	Number of	Average	Number of	Average
	Options	Exercise	Options	Exercise	Options	Exercise
		Price		Price		Price
Outstanding, beginning of year	2,615,000	$ 0.23	1,920,000	$ 0.23	2,235,000	$ 0.16
Granted	—	—	965,000	$ 0.24	525,000	$ 0.36
Exercised	—	—	(162,000)	$ 0.12	(408,000)	$ 0.12
Cancelled/Expired	—	—	(108,000)	$ 0.36	(432,000)	$ 0.16
Outstanding, end of year	2,615,000	$ 0.23	2,615,000	$ 0.23	1,920,000	$ 0.23

Exercisable, end of year	2,615,500	$ 0.23	2,505,500	$ 0.23	1,920,000	$ 0.23

The aggregate intrinsic value for options vested and for total options as of December 31, 2018 is approximately $280,232 (December 31, 2017 - $22,041, December 31, 2016 - $57,059). The weighted average contractual term of stock options outstanding and exercisable as at December 31, 2018 is 5.0 years (December 31, 2017 – 6.0 years, December 31, 2016 – 5.6 years).

The fair value of stock options granted, vested, and modified during the year ended December 31, 2018 was $33,437, (December 31, 2017 was $103,001 and December 31, 2016 - $104,519) which has been included in general and administrative expense.

The following assumptions were used for the Black-Scholes valuation of stock options amended during the years ended December 31, 2018, 2017, and 2016:

	2018	2017	2016

Risk-free interest rate	1.75%	1.75%	1.52%
Expected life	1.8 to 2.6 years	2 to 7.5 years	2 to 7.5 years
Annualized volatility	73%	61% to 68%	61% to 68%
Dividend rate	—	—	—

During 2017 the Company granted 610,000 options to insiders at a price of $0.24 (CAD$0.30) . A further 80,000 options were granted to non-insiders at a price of $0.24 (CAD$0.30) . Consultants received 125,000 options priced at $0.21 (CAD$0.27) and 150,000 at $0.24 (CAD$0.30) . There were 400,000 option grants during 2016 to an insider of the Company at $0.31 (CAD$0.40) . A further 125,000 options were granted during 2016 to a consultant of the company at $0.50 (CAD$0.65).

Warrants

At December 31, 2018, the following warrants were outstanding:

Number of Warrants	Exercise Price	Expiry Date

1,250,000	CAD$0.50	February 25, 2020

Warrant transactions and the number of warrants outstanding are summarized as follows:

	2018		2017		2016

Balance, beginning of period	1,250,000	CAD$ 0.50	1,397,000	CAD$0.65	—
Issued	—		—		1,397,000	CAD$0.65
Exercised	—		—		—
Expired	—		(147,000)	CAD$0.65	—
Balance, end of period	1,250,000	CAD$ 0.50	1,250,000	CAD$0.50	1,397,000	CAD$0.65

Under US GAAP when the strike price of the warrants is denominated in a currency other than an entity's functional currency, the warrants would not be considered indexed to the entity’s own stock, and would consequently be considered to be a derivative liability. The common share purchase warrants described above are denominated in CAD dollars and the Company’s functional currency is the US dollar. As a result, the Company determined that these warrants are not considered indexed to the Company’s own stock and characterized the fair value of these warrants as derivative liabilities upon issuance. The derivative will be subsequently marked to market through income.

The Company determined that the fair value of the warrant liability using the Black-Scholes Options Pricing Model at May 25, 2016 to be $70,712. In August 2017, the Company extended the term of the non-broker warrants until August 25, 2018 and decreased the strike price of the warrants to CAD$0.50. The Company determined that the warrant extension created a fair value of the warrant liability using the Black-Scholes Options Pricing Model at August 25, 2017 of $17,112.

The Company recorded the full value of the derivative as a liability at issuance and recognized the amount as financing expense in the consolidated statement of operations. In August 2017, a further charge was recognized when the non-broker warrants were extended and the strike price was changed. At December 31, 2017and December 31, 2016, the fair value adjustment was recognized in the consolidated statement of operations.

In August 2018, the Company extended the term of the warrants until February 25, 2020, leaving the strike price unchanged. The Company determined that the warrant extension created a fair value of the warrant liability using the Black-Scholes Options Pricing Model at August 25, 2018 of $11,147. This value was recognized as an expense in the period incurred.

The fair value of the warrants estimated at December 31, 2018 using the Black-Scholes Options Pricing Model was $115,793. (December 31, 2017 - $1,000, December 31, 2016 - $1,000).